Related Party Notes Receivable	3 Months Ended
Mar. 31, 2026
Related Party Notes Receivable
Related Party Notes Receivable

NOTE 3. RELATED PARTY TRANSACTIONS

Due to Related Party

Amounts due to related party represent general and administrative expenses paid on behalf of the Company by the officers and is due on demand. As of March 31, 2026 and December 31, 2025, due to related party amounted to $953 and $0, respectively.

Due to Parent

Amounts due to Parent represent general and administrative expenses paid on behalf of the Company by the Parent and is due on demand. As of March 31, 2026 and December 31, 2025, due to Parent amounted to $36,750 and $0, respectively.

Forge Nano, Inc.
Related Party Notes Receivable
Related Party Notes Receivable
16.	Related Party Notes Receivable

On March 13, 2026, the Company entered into a loan agreement as lender with HzO, Inc. (the “Borrower”) pursuant to which the Company agreed to lend the Borrower $2,000 (the “Note”). The Borrower is considered a related party due to their participation as an investor in the Company’s Series D financing. The Note bears interest at 6.00% per annum (computed on a 365‑day year), with interest payable monthly beginning one month after issuance and due on the 15th day of each month (or the next business day if the 15th is not a business day). The principal balance is payable in full at maturity on March 12, 2028. The Borrower may prepay the Note, in whole or in part, at any time without penalty, with prepayments applied first to accrued interest and then to principal. The Note is unsecured and, in the event of default, the outstanding principal balance bears interest at 12% per annum (or the maximum rate permitted by law, if lower), and late payments may be subject to a 5% fee if not received within 10 days of the due date. The agreement is governed by the laws of the State of Delaware.

The Note was issued in connection with Borrower’s participation in the Company’s Series D equity financing, pursuant to which Borrower committed to invest $15,000, consisting of $13,000 in cash and $2,000 funded through the Note.

The Company evaluated the accounting for the Note in accordance with ASC 505‑10, SEC Staff Accounting Bulletin Topic 4.E, and ASC 850. Given that the Note was issued by an investor in satisfaction of a portion of its equity commitment and is not independent of the equity financing, the Company determined that the Note represents a subscription receivable from an investor. Accordingly, consistent with SAB Topic 4.E, the $2,000 has been recorded as a reduction of equity (additional paid‑in capital) rather than as a notes receivable on the balance sheet.

As the Note is not recognized as a financial asset, the Company did not record an allowance for expected credit losses under ASC 326.